Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Aug. 26, 2017	Aug. 27, 2016
Entity Information [Line Items]
Professional fees	$ 1,286
Accrued advertising allowances and claims	1,037
Accrued bonus	4,907
Freight accrual	875
Payroll-related accruals	842
Commissions	1,025
Income taxes payable	576
VAT payable	1,627
Other	2,867
Accrued expenses and other current liabilities	$ 15,042
(Predecessor)
Entity Information [Line Items]
Professional fees		$ 518
Accrued advertising allowances and claims		876
Accrued bonus		5,282
Freight accrual		1,391
Payroll-related accruals		1,033
Commissions		1,119
Income taxes payable		51
VAT payable		1,366
Other		4,993
Accrued expenses and other current liabilities		$ 16,629